Organization and principal activities - Additional Information (Detail) - CNY (¥)	Mar. 31, 2023	Mar. 31, 2022
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member]
Organization And Principal Activities [Line Items]
Total registered capital	¥ 52,000,000	¥ 52,000,000
Contractual Arrangements [Member]
Organization And Principal Activities [Line Items]
Percentage of Maximum entity interests acquirable In variable Interest Entity Under PRC law	100.00%
Loan Agreements [Member] | Repayment of Loan [Member]
Organization And Principal Activities [Line Items]
Third party claim against nominee shareholders	¥ 500,000
Intellectual Property License Agreements [Member]
Organization And Principal Activities [Line Items]
Number of Business days in which agreement amount is to paid from relevant quarter	15 days
Term of agreement	10 years
Extended term	10 years
Period of prior written notice required to terminate the agreement	90 days
Equity Interest Pledge Agreements [Member]
Organization And Principal Activities [Line Items]
Percentage of equity interest pledged by nominal shareholders	100.00%